LEASES - Operating Lease, Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
LEASES
2025	$ 1,011
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	4,434
Less: imputed interest	(552)
Total lease liabilities	$ 3,882